Accumulated Other Comprehensive Loss	6 Months Ended
Jul. 02, 2023
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
Components of other comprehensive (loss) income consist of the following:

(Dollars in Millions)	Foreign Currency Translation	Employee Benefit Plans	Gain/ (Loss) On Derivatives & Hedge	Total Accumulated Other Comprehensive (Loss) Income
December 29, 2019	$(4,350)	$(65)	$(2)	$(4,417)
Net 2020 changes	855	(11)	1	845
January 3, 2021	(3,495)	(76)	(1)	(3,572)
Net 2021 changes	(926)	25	—	(901)
January 2, 2022	(4,421)	(51)	(1)	(4,473)
Net 2022 changes	(1,053)	63	10	(980)
January 1, 2023	$(5,474)	$12	$9	$(5,453)
Amounts in Accumulated other comprehensive loss are presented net of the related tax impact. Foreign currency translation is not adjusted for income taxes where it relates to permanent investments in international operations. For additional details on comprehensive income, see the Combined Statements of Comprehensive Income (Loss).
Accumulated Other Comprehensive Loss
Components of other comprehensive loss consisted of the following:

(Dollars in Millions)	Foreign Currency Translation(1)	Employee Benefit Plans(2)	Gain On Cash Flow Hedges(3)	Total Accumulated Other Comprehensive Loss
April 2, 2023	$(5,313)	$26	$48	$(5,239)
Net change	(177)	(83)	(8)	(268)
July 2, 2023	$(5,490)	$(57)	$40	$(5,507)

April 3, 2022	$(4,701)	$(48)	$(5)	$(4,754)
Net change	(835)	1	1	(833)
July 3, 2022	$(5,536)	$(47)	$(4)	$(5,587)
_________________
(1)Foreign currency translation adjustments for the fiscal three months ended July 2, 2023 and July 3, 2022 were net of benefit from taxes of $30 million and $65 million, respectively. Income taxes on foreign currency translation relate to tax impact on prior earnings that are not permanently reinvested and will be repatriated in the future.
(2)Employee benefit plans for the fiscal three months ended July 2, 2023 were net of benefit from taxes of $18 million. Net change for the fiscal three months ended July 2, 2023 includes Separation adjustments of $73 million in connection with transfers of certain pensions plans by the Parent to the Company.
(3)Gain on derivatives and hedges for the fiscal three months ended July 2, 2023 were net of benefit from taxes of $4 million.

(Dollars in Millions)	Foreign Currency Translation(1)	Employee Benefit Plans(2)	Gain On Cash Flow Hedges(3)	Total Accumulated Other Comprehensive Loss
January 1, 2023	$(5,474)	$12	$9	$(5,453)
Net change	(16)	(69)	31	(54)
July 2, 2023	$(5,490)	$(57)	$40	$(5,507)

January 2, 2022	$(4,421)	$(51)	$(1)	$(4,473)
Net change	(1,115)	4	(3)	(1,114)
July 3, 2022	$(5,536)	$(47)	$(4)	$(5,587)
_________________
(1)Foreign currency translation adjustments for the fiscal six months ended July 2, 2023 and July 3, 2022 were net of benefit from taxes of $9 million and $77 million, respectively. Income taxes on foreign currency translation relate to tax impact on prior earnings that are not permanently reinvested and will be repatriated in the future.
(2)Employee benefit plans for the fiscal six months ended July 2, 2023 and July 3, 2022 were net of benefit from taxes of $17 million and $1 million, respectively. Net change for the fiscal six months ended July 2, 2023 includes Separation adjustments of $73 million in connection with transfers of certain pensions plans by the Parent to the Company.
(3)Gain on derivatives and hedges for the fiscal six months ended July 2, 2023 were net of provision for taxes of $9 million.
Amounts in Accumulated other comprehensive loss are presented net of the related tax impact. Foreign currency translation is not adjusted for income taxes where it relates to permanent investments in international operations. For additional details on comprehensive income, see the Condensed Consolidated Statements of Comprehensive Income (Loss).